SEC. File Nos. 2-14728
               811-862

                            SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549


                                        FORM N-1A
                                  Registration Statement
                                          Under
                                the Securities Act of 1933
                               Post-Effective Amendment No. 69
                                           and
                                  Registration Statement
                                          Under
                             The Investment Company Act of 1940
                                      Amendment No. 28

                              THE GROWTH FUND OF AMERICA, INC.
                      (Exact Name of Registrant as specified in charter)
                         P. O. Box 7650, One Market, Steuart Tower
                              San Francisco, California 94120
                          (Address of principal executive offices)

                     Registrant's telephone number, including area code:
                                      (415) 421-9360


                               JULIE F. WILLIAMS, Secretary
                             THE GROWTH FUND OF AMERICA, INC.
                         P. O. Box 7650, One Market, Steuart Tower
                             San Francisco, California 94120
                          (name and address of agent for service)


                                       Copies to:
                                ROBERT E. CARLSON, ESQ.
                          PAUL, HASTINGS, JANOFSKY & WALKER LLP
                                 555 S. Flower Street
                               Los Angeles, CA 90071-2371
                              (Counsel for the Registrant)


                   Approximate date of proposed public offering:
             It is proposed that this filing will become effective on
                March 15, 2000, pursuant to paragraph (a) of rule 485.

                         The Growth Fund of America/(R)/

                                   Prospectus
                                 MARCH 15, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE GROWTH FUND OF AMERICA, INC.

 One Market
 Steuart Tower, Suite 1800
 San Francisco, California 94105


                               TICKER   NEWSPAPER      FUND
                               SYMBOL  ABBREVIATION   NUMBER
 ------------------------------------------------------------
 Class A                       AGTHX       Gwth         05
 Class B                        XXX        XXX         205





 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objective, Strategies and Risks        6
 -------------------------------------------------------
  Management and Organization                       9
 -------------------------------------------------------
  Shareholder Information                          11
 -------------------------------------------------------
  Choosing a Share Class                           12
 -------------------------------------------------------
  Purchase and Exchange of Shares                  13
 -------------------------------------------------------
  Sales Charges                                    14
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              16
 -------------------------------------------------------
  Plans of Distribution                            17
 -------------------------------------------------------
  How to Sell Shares                               18
 -------------------------------------------------------
  Distributions and Taxes                          19
 -------------------------------------------------------
  Financial Highlights                             20
 -------------------------------------------------------

  GFA-010-0300/RRD
                                         THE GROWTH FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

 The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. The prices of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                         THE GROWTH FUND OF AMERICA / PROSPECTUS

 INVESTMENT RESULTS

 The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.


                 Calendar Year Total Returns for Class A Shares

   (Results do not include a sales charge, if one were included, results would be lower.)
 [BAR CHART]
 1990  -4.12
 1991  35.79
 1992   7.40
 1993  14.50
 1994    .02
 1995  29.80
 1996  14.84
 1997  26.86
 1998  31.78
 1999   x.xx

 ------------------------------------------------------------------------------




 The fund's highest/lowest quarterly results during this time period were:

 Highest              27.17%   (quarter ended December 31, 1998)
 Lowest              -17.64%  (quarter ended September 30, 1990)

THE GROWTH FUND OF AMERICA / PROSPECTUS

 For periods ended DECEMBER 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN             ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A                   x.xx%     x.xx%        x.xx%     x.xx%/1/
 --------------------------------------------------------------------
 Class B                     N/A        N/A         N/A     N/A/2/
 --------------------------------------------------------------------
 S&P 500/3/                x.xx%      x.xx%       x.xx%     x.xx%
 --------------------------------------------------------------------
 Consumer Price Index/4/   x.xx%      x.xx%       x.xx%     x.xx%
 --------------------------------------------------------------------


 1 The fund began investment operations for Class A shares on December 1, 1973 when Capital Research and Management Company became the fund's investment adviser.

 2 The fund began investment operations for Class B shares on March 15, 2000.

 3 The Standard & Poor's 500 Composite Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 5.75% deducted. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge is reduced for shares redeemed between two-six years after their purchase. No results were available for Class B shares as of the date of this prospectus.

                                         THE GROWTH FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 Fees and expenses that you may pay if you buy and hold shares of the FUND.

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              5.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.34%       0.34%
 Distribution and/or Service (12b-1) Fees        0.25%/2/    1.00%/3/
 Other Expenses                                  0.11%       0.11%
 Total Annual Fund Operating Expenses            0.70%       1.45%


 1 Based on estimated amounts for the current fiscal year.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 3 Class B 12b-1 expenses may not exceed 1.00% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. Class B is also shown assuming that shares are not redeemed at the end of the period. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                   YEAR  YEAR   YEAR   YEAR
                                   ONE   THREE  FIVE   TEN
 Class A                           $642  $786   $942  $1,395
 -----------------------------------------------------------------------------
 Class B - assuming redemption     $548  $759   $892  $1,434*
 Class B - assuming no redemption  $148  $459   $792  $1,434*

 * Assumes shares convert to Class A shares after eight years.

THE GROWTH FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with growth of capital. It invests primarily in common stocks.

 The prices of equity securities held by the fund will decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives, but it also provides greater liquidity to meet redemptions or to make additional investments, and it would reduce the fund's exposure in the event of a market downturn.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


 OTHER IMPORTANT INVESTMENT PRACTICES

 In addition to the principal investment strategies described above, the fund has other investment practices that are described here and in the statement of additional information.

 The fund may invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index.
  Investments outside the U.S. may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability.

 The fund may invest up to 10% of its assets in lower-quality debt securities (rated Ba and BB or below or unrated but determined to be of equivalent quality). The prices of debt securities fluctuate depending on such factors as changing interest rates, credit quality of the issuers and maturity. For example, their prices decline when interest rates rise and vice versa.

                                         THE GROWTH FUND OF AMERICA / PROSPECTUS

 Debt securities are also subject to credit risk which is the possibility that an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as by monitoring economic and legislative developments.

 ADDITIONAL INVESTMENT RESULTS

 For periods ended DECEMBER 31, 1999:


 AVERAGE ANNUAL
 TOTAL RETURN/1/              ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A                       x.xx%      x.xx%       x.xx%     x.xx%/2/
 ------------------------------------------------------------------------
 Class B                         N/A        N/A         N/A     N/A/3/
 ------------------------------------------------------------------------
 Lipper Capital Appreciation   x.xx%      x.xx%       x.xx%     x.xx%
 Funds Index/4/
 ------------------------------------------------------------------------


 1 These fund results were calculated at net asset value according to a formula that is required for all stock and bond funds and include the reinvestment of dividend and capital gain distributions.

 2 The fund began investment operations for Class A shares on December 1, 1973 when Capital Research and Management Company became the fund's investment adviser.

 3 The fund began investment operations for Class B shares on March 15, 2000.

 4 The Lipper Capital Appreciation Funds Index is an equally weighted performance index that represents funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

THE GROWTH FUND OF AMERICA / PROSPECTUS

 The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, August 31, 1999.

[pie chart]
U.S. Equities 77.59%
Non-U.S. Equities 11.82%*
Casn and Equivalents 10.59%

* Includes 2.02% of non-U.S. securities that are in the Standard & Poor's 500 Composite Index.

                                                                     PERCENT OF
 Largest Industry Holdings                                           NET ASSETS
 --------------------------------------------------------------------------------
 Broadcasting & Publishing                                             17.49%
 --------------------------------------------------------------------------------
 Electronic Components                                                 17.15
 --------------------------------------------------------------------------------
 Data Processing & Reproduction                                         8.22
 --------------------------------------------------------------------------------
 Health & Personal Care                                                 6.56
 --------------------------------------------------------------------------------
 Business & Public Services                                             6.41
 Other Industries                                                      33.58
 Largest Equity Holdings
 --------------------------------------------------------------------------------
 Time Warner                                                            3.92%
 --------------------------------------------------------------------------------
 Viacom                                                                 3.06
 --------------------------------------------------------------------------------
 AT&T -- Liberty Media Group                                            2.98
 --------------------------------------------------------------------------------
 Texas Instruments                                                      2.50
 --------------------------------------------------------------------------------
 Fannie Mae                                                             2.09
 --------------------------------------------------------------------------------
 Philip Morris                                                          1.78
 --------------------------------------------------------------------------------
 Intel                                                                  1.75
 --------------------------------------------------------------------------------
 Applied Materials                                                      1.67
 --------------------------------------------------------------------------------
 News Corp.                                                             1.58
 --------------------------------------------------------------------------------
 Microsoft                                                              1.58

LOGO

 Because the fund is actively managed, its holdings will change from time to time.

                                         THE GROWTH FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for THE GROWTH FUND OF AMERICA are listed on the following page.

THE GROWTH FUND OF AMERICA / PROSPECTUS

                                                                                         APPROXIMATE YEARS OF EXPERIENCE
                                                                                          AS AN INVESTMENT PROFESSIONAL
                                                              YEARS OF EXPERIENCE        (INCLUDNG THE LAST FIVE YEARS)
                                                             AS PORTFOLIO COUNSELOR     -----------------------------------
            PORTFOLIO                                     (AND RESEARCH PROFESSIONAL,     WITH CAPITAL
          COUNSELORS FOR                                       IF APPLICABLE) FOR         RESEARCH AND
         THE GROWTH FUND                                   THE GROWTH FUND OF AMERICA      MANAGEMENT
            OF AMERICA           PRIMARY TITLE(S)                (APPROXIMATE)               COMPANY
         -------------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                        -----------------------------------
         JAMES F.          Chairman of the fund.          11 years (plus 3 years as a   29 years           29 years
         ROTHENBERG        PRESIDENT AND DIRECTOR,        research professional prior
                           CAPITAL RESEARCH AND           to becoming a portfolio
                           MANAGEMENT COMPANY             counselor for the fund)
                                                                                        -----------------------------------
         -------------------------------------------------------------------------------
         JAMES E. DRASDO   President and Director of the  14 years (plus 9 years as a   22 years           28 years
                           fund. SENIOR VICE PRESIDENT,   research professional prior
                           CAPITAL RESEARCH AND           to becoming a portfolio
                           MANAGEMENT COMPANY             counselor for the fund)
         ------------------------------------------------------------------------------------------------------------------
         GORDON CRAWFORD   Senior Vice President of the   8 years (plus 16 years as a   28 years           28 years
                           fund. SENIOR VICE PRESIDENT    research professional prior
                           AND DIRECTOR, CAPITAL          to becoming a portfolio
                           RESEARCH AND MANAGEMENT        counselor for the fund)
                           COMPANY
         ------------------------------------------------------------------------------------------------------------------
         DONALD D. O'NEAL  Senior Vice President of the   6 years (plus 6 years as a    14 years           14 years
                           fund. VICE PRESIDENT, CAPITAL  research professional prior
                           RESEARCH AND MANAGEMENT        to becoming a portfolio
                           COMPANY                        counselor for the fund)
         ------------------------------------------------------------------------------------------------------------------
         MICHAEL T.        Vice President of the fund.    1 year (plus 5 years as a     14 years           16 years
         KERR              Senior Vice President,         research professional prior
                           Capital Research Company*      to becoming a portfolio
                                                          counselor for the fund)
                                                                                        -----------------------------------
         -------------------------------------------------------------------------------
         WILLIAM C.        SENIOR PARTNER, THE CAPITAL    26 years**                    40 years           47 years
         NEWTON            GROUP PARTNERS L.P.*
        ------------------------------------------------------------------------------------------------------------------
         R. MICHAEL        CHAIRMAN OF THE BOARD AND      14 years                      35 years           35 years
         SHANAHAN          PRINCIPAL EXECUTIVE OFFICER,
                           CAPITAL RESEARCH AND
                           MANAGEMENT COMPANY
         * Company affiliated with Capital Research and Management Company.

         ** Since Capital Research and Management Company took over management of the fund in 1973.
------------------------------------------------------------------------------------------------------------------------------

                                         THE GROWTH FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                     Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773

 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Additionally, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

THE GROWTH FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  -  How long you expect to own the shares

  -  How much you intend to invest

  -  The expenses associated with owning shares of each class

  - Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


                CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to 5.75%.   No initial sales charge
  Sales charges are reduced for
  purchases of $25,000 or more (see
  "Sales Charges - Class A")
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)       Distribution and service (12b-1) fees
  fees of up to 0.25% annually           of up to 1.00% annually
 ------------------------------------------------------------------------------
  Higher dividends than Class B shares   Lower dividends than Class A shares
  due to lower annual expenses           due to higher distribution fees and
                                         other expenses
 ------------------------------------------------------------------------------
  No contingent deferred sales charge    A contingent deferred sales charge
  (except on certain redemptions on      applies if you sell shares within six
  purchases of $1 million or more        years of buying them.  The charge
  bought without an initial sales        starts at 5% and declines thereafter
  charge)                                until it reaches 0% after six years.
                                         (see "Sales Charges - Class B")
 ------------------------------------------------------------------------------
  No purchase maximum                    Maximum purchase of $100,000
 ------------------------------------------------------------------------------
                                         Automatically convert to Class A
                                         shares after eight years, reducing
                                         future annual expenses
 ------------------------------------------------------------------------------

                                         THE GROWTH FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer authorized to sell THE fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 Purchase Maximum for Class B Shares                            $100,000

THE GROWTH FUND OF AMERICA / PROSPECTUS

 SHARE PRICE

 THE fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, THE fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below.


                                    SALES CHARGE AS A
                                      PERCENTAGE OF

                                    --------------------     DEALER
                                                NET        COMMISSION
                                    OFFERING   AMOUNT       AS % OF
 INVESTMENT                          PRICE    INVESTED   OFFERING PRICE

 -----------------------------------------------------------------------
 Less than $25,000                   5.75%     6.10%         5.00%
 -----------------------------------------------------------------------
 $25,000 but less than $50,000       5.00%     5.26%         4.25%
 -----------------------------------------------------------------------
 $50,000 but less than $100,000      4.50%     4.71%         3.75%
 -----------------------------------------------------------------------
 $100,000 but less than $250,000     3.50%     3.63%         2.75%
 -----------------------------------------------------------------------
 $250,000 but less than $500,000     2.50%     2.56%         2.00%
 -----------------------------------------------------------------------
 $500,000 but less than $750,000     2.00%     2.04%         1.60%
 -----------------------------------------------------------------------
 $750,000 but less than $1 million   1.50%     1.52%         1.20%
 -----------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below   see below



 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution--

                                         THE GROWTH FUND OF AMERICA / PROSPECTUS
 type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


 Contingent deferred sales charge
    on shares sold within year      as a % of shares being sold
 ---------------------------------------------------------------
                1                              5.00%
                2                              4.00%
                3                              4.00%
                4                              3.00%
                5                              2.00%
                6                              1.00%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subect to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the first month of the eight-year anniversary of the purchase date. This will reduce future annual expenses. For more information about the conversion of Class B shares, including information about how shares acquired through reinvestment of distributions are treated and certain circumstances under which Class B shares may not convert to Class A shares, please see the statement of additional information.

THE GROWTH FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below and in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGES

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts.

  -  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to

                                         THE GROWTH FUND OF AMERICA / PROSPECTUS
 combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  - to receive payments through systematic withdrawal plans (up to 12% of the value of your account);

  - to receive certain distributions, such as required minimum distributions, from retirement accounts; or

  - for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, "Welcome to the Family," and the statement of additional information.

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 THE fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by THE fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares and up to 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by THE fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of THE fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

THE GROWTH FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold THE fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are

                                         THE GROWTH FUND OF AMERICA / PROSPECTUS
 genuine. If reasonable procedures are not employed, THE fund may be liable for losses due to unauthorized or fraudulent instructions.

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS



 The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the FUND may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the FUND is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

THE GROWTH FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand THE fund's results for the past five years and is currently only shown for Class A shares.
  When available, a similar table will be shown for Class B shares. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the FUND (assuming reinvestment of all dividends and distributions). This information has been audited by DELOITTE & TOUCHE LLP, whose report, along with THE fund's financial statements, is included in the statement of additional information, which is available upon request.




                                           YEARS ENDED AUGUST 31/1/
                                    ----------------------------------------
                           1999           1998           1997       1996       1995
                         -------------------------------------------------------------
 Net Asset Value,         $17.95             $20.14     $15.39    $16.55     $13.81
 Beginning of Year
 -------------------------------------------------------------------------------------
 Income From Investment
 Operations:
 Net investment income       .07                .10        .13       .13        .13
 Net gains or losses on
 securities (both
 realized and              10.48               (.10)      5.59      (.01)      3.21
 unrealized)
 -------------------------------------------------------------------------------------
 Total from investment     10.55                .00       5.72       .12       3.34
 operations
 -------------------------------------------------------------------------------------
 Less Distributions:
 Dividends (from net
 investment income)         (.09)              (.13)      (.11)     (.14)      (.08)
 Distributions (from       (2.21)             (2.06)      (.86)    (1.14)      (.52)
 capital gains)
 -------------------------------------------------------------------------------------
 Total distributions       (2.30)             (2.19)      (.97)    (1.28)      (.60)
 -------------------------------------------------------------------------------------
 Net Asset Value,         $26.20             $17.95     $20.14    $15.39     $16.55
 End of Year
 -------------------------------------------------------------------------------------
 Total Return/2/          61.26%      (.24)%            38.54%      .90%     25.56%
 -------------------------------------------------------------------------------------
 Ratios/Supplemental
 Data:
 Net assets, end of      $20,673            $11,798    $11,646    $8,511     $7,525
 year (in millions)
 -------------------------------------------------------------------------------------
 Ratio of expenses to       .70%               .70%       .72%      .74%       .75%
 average net assets
 -------------------------------------------------------------------------------------
 Ratio of net income        .28%               .48%       .73%      .82%       .90%
 to average net assets
 -------------------------------------------------------------------------------------
 Portfolio turnover
 rate                     45.61%             38.84%     34.10%    27.95%     26.90%
 1Adjusted to reflect the 100% share dividend effective at the close of business on
 December 12, 1996.

 2 Excludes maximum sales charge of 5.75%.

                                         THE GROWTH FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 NOTES

THE GROWTH FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                         THE GROWTH FUND OF AMERICA / PROSPECTUS

 FOR SHAREHOLDER       FOR RETIREMENT PLAN          FOR DEALER
 SERVICES              SERVICES                     SERVICES
 American Funds        Call your employer or        American Funds
 Service Company       plan administrator           Distributors
 800/421-0180                                       800/421-9900 ext. 11





                      FOR 24-HOUR INFORMATION
        American FundsLine(R)  American FundsLine OnLine(R)
        800/325-3590           http://www.americanfunds.com


 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 ---------------------------------------------------------
 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ---------------------------------------------------------
 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODE OF ETHICS

 The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The code of ethics describes the fund's personal investing policy.

 The fund's code of ethics and current SAI has been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

                            *     *     *     *     *

 To request a free copy of any of the documents above:


 Call American Funds         Write to the Secretary of the fund
 Service Company       or    P.O. Box 7650
 800/421-0180 ext. 1         San Francisco, California 94120


 Investment Company File No. 811-862
                                                       Printed on recycled paper

                        THE GROWTH FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                 March 15, 2000


This document is not a prospectus but should be read in conjunction with the current prospectus of The Growth Fund of America (the "fund" or "GFA") dated March 15, 2000. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                        The Growth Fund of America, Inc.
                              Attention: Secretary
                    One Market Steuart Tower, Suite 1800
                       San Francisco, California 94105
                                 (415) 421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .        7
Fund Directors and Officers . . . . . . . . . . . . . . . . . . . .        8
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       15
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       20
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       22
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       24
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       27
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Shareholder Account Services and Privileges . . . . . . . . . . . .       30
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       33
General Information . . . . . . . . . . . . . . . . . . . . . . . .       33
Class A Share Investment Results and Related Statistics . . . . . .       35
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Financial Statements




                      The Growth Fund of America -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

 .    The fund will invest at least 65% of its assets in securities of companies that appear to offer superior opportunities for growth of capital.

DEBT SECURITIES

 .    The fund may invest up to 10% of its assets in straight debt securities rated Ba by Moody's Investors Service, Inc. and BB by Standard & Poor's Corporation or below or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES

 .    The fund may invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the S&P 500 Composite Index.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall markets for these securities.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to


                      The Growth Fund of America -- Page 2
wider price swings thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.


High-yield, high-risk bonds rated Ba or below by Standard & Poor's Corporation and BB or below by Moody's Investors Services, Inc. (or unrated but considered to be of equivalent quality) are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds.


Certain risk factors relating to "high-yield, high-risk bonds" are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk bonds can be sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

     PAYMENT EXPECTATIONS - High-yield, high-risk bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be


                      The Growth Fund of America -- Page 3
issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures that have been adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Farmers Home Administration,


                      The Growth Fund of America -- Page 4

Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


CASH AND CASH EQUIVALENTS - These securities include (i) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and saving bank obligations (e.g., certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


The fund may also engage in the following investment practices, although it has no current intention to do so over the next twelve months:


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


                      The Growth Fund of America -- Page 5

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1. Purchase the securities of any issuer, except the U.S. Government or any subdivision thereof, if upon such purchase more than 5% of the value of its total assets would consist of securities of such issuer.

2. Purchase the securities of companies in a particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if thereafter 25% or more of the value of its total assets would consist of securities issued by companies in that industry.

3. Purchase more than 10% of the voting or non-voting securities of any one issuer.

4. Invest more than 15% of the value of its assets in securities that are illiquid.

5.   Purchase securities on margin.

6. Purchase any real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).7. Make loans to anyone (the purchase of a portion of an issue of bonds, debentures or other securities, whether or not on the original issue of such securities, is not to be considered the making of a loan).

7. Borrow more than an amount equal to 5% of the value of its total assets, determined immediately after the time of the borrowing, and then only from banks, as a temporary measure for extraordinary or emergency purposes.

8. Invest in the securities of any issuer for the purpose of exercising control or management.

9.  Deal in commodities or commodity contracts.

10.  Act as underwriter of securities issued by other persons.


                      The Growth Fund of America -- Page 6

For purposes of Investment Restriction #4, the fund will not invest more than 15% of its net assets in illiquid securities. Furthermore, Investment Restriction #9 does not prevent the fund from engaging in transactions involving forward currency contracts.


NON-FUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval.


1. The fund does not currently intend to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.

                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on 1958 and reorganized as a Maryland corporation on September 22, 1983.


All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund currently has two classes of shares -- Class A and Class B. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class may have separate voting rights on matters in which the interests of one class are different from interests of another class. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                      The Growth Fund of America -- Page 7

                          FUND DIRECTORS AND OFFICERS

                      Directors and Director Compensation


                                                                                                        TOTAL COMPENSATION
                                                                                 AGGREGATE            (INCLUDING VOLUNTARILY
                                                                                COMPENSATION                 DEFERRED
                                                                           (INCLUDING VOLUNTARILY      COMPENSATION/1/) FROM
                                                                                  DEFERRED             ALL FUNDS MANAGED BY
                                                                              COMPENSATION/1/)         CAPITAL RESEARCH AND
                                                                               FROM THE FUND            MANAGEMENT COMPANY
                            POSITION                                         DURING FISCAL YEAR    OR ITS AFFILIATES/2/ FOR THE
                              WITH       PRINCIPAL OCCUPATION(S) DURING            ENDED            YEAR ENDED AUGUST 31, 1999
  NAME, ADDRESS AND AGE    REGISTRANT             PAST 5 YEARS                AUGUST 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
 Guilford C. Babcock        Director     Associate Professor of Finance,          $ 20,500                  $  38,500
 1500 Park Place                         School of Business
 San Marino, CA 91108                    Administration, University of
 Age: 68                                 Southern California
---------------------------------------------------------------------------------------------------------------------------------
 + James E. Drasdo          President    Senior Vice President, Capital            None/5/                    None/5/
 333 South Hope Street      and          Research and Management Company
 Los Angeles, CA  90071     Director
 Age:  53
---------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox              Director     President and Chief Executive            $19,000/4/                $126,500/4/
 P.O. Box 457                            Officer, Foster Farms, Inc.
 1000 Davis Street
 Livingston, CA 95333
 Age: 62
---------------------------------------------------------------------------------------------------------------------------------
 Roberta L. Hazard          Director     Consultant; Rear Admiral,                $ 20,500                  $  78,000
 1419 Audmar Drive                       United States Navy (Retired)
 McLean, VA 22101
  Age: 65
---------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones           Director     Management consultant; former            $ 21,833                  $ 138,000
 1536 Los Montes Drive                   Treasurer, The Washington Post
 Burlingame, CA 94010                    Company
  Age: 52
---------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald           Director     The IBJ Professor of Finance,            $ 27,400                  $ 256,250
 Graduate School of                      Graduate School of Business,
 Business                                Stanford University
 Stanford University
 Stanford, CA 94305
  Age: 62
---------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale              Director     President, The Lovejoy                   $ 26,750                  $  91,500
 The Lovejoy Consulting                  Consulting Group, Inc.; former
 Group, Inc.                             Executive Vice President,
 154 Prospect Parkway                    Salzburg Seminar
 Burlington, VT 05401
 Age: 65
---------------------------------------------------------------------------------------------------------------------------------
 + James W. Ratzlaff        Director     Senior Partner, The Capital               None/5/                    None/5/
 333 South Hope Street                   Group Partners L.P.
 Los Angeles, CA 90071
 Age: 63
---------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs             Director     President, Keck Graduate                 $25,400/4/                $104,450/4/
 Keck Graduate Institute                 Institute of Applied Life
 of                                      Sciences; former President and
 Applied Life Science                    Professor of Engineering,
 535 Watson Drive                        Harvey Mudd College
 Claremont, CA 91711
 Age: 65
---------------------------------------------------------------------------------------------------------------------------------
 + James F. Rothenberg      Chairman     President and Director, Capital           None/5/                    None/5/
 333 South Hope Street      of the       Research and Management Company
 Los Angeles, CA 90071      Board
 Age: 52
---------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf          Director     Private investor; Lecturer,              $ 25,900                  $ 138,950
 506 Quaker Road                         Department of Molecular
 Princeton, NJ 08540                     Biology, Princeton University;
 Age: 65                                 Corporate Director
---------------------------------------------------------------------------------------------------------------------------------




                                  TOTAL NUMBER
                                    OF FUND
                                     BOARDS
                                    ON WHICH
                                    DIRECTOR
  NAME, ADDRESS AND AGE            SERVES/3/
-----------------------------------------------------
 Guilford C. Babcock                   2
 1500 Park Place
 San Marino, CA 91108
 Age: 68
-----------------------------------------------------
 + James E. Drasdo                     2
 333 South Hope Street
 Los Angeles, CA  90071
 Age:  53
-----------------------------------------------------
 Robert A. Fox                         6
 P.O. Box 457
 1000 Davis Street
 Livingston, CA 95333
 Age: 62
-----------------------------------------------------
 Roberta L. Hazard                     4
 1419 Audmar Drive
 McLean, VA 22101
  Age: 65
-----------------------------------------------------
 Leonade D. Jones                      6
 1536 Los Montes Drive
 Burlingame, CA 94010
  Age: 52
-----------------------------------------------------
 John G. McDonald                      8
 Graduate School of
 Business
 Stanford University
 Stanford, CA 94305
  Age: 62
-----------------------------------------------------
 Gail L. Neale                         5
 The Lovejoy Consulting
 Group, Inc.
 154 Prospect Parkway
 Burlington, VT 05401
 Age: 65
-----------------------------------------------------
 + James W. Ratzlaff                   8
 333 South Hope Street
 Los Angeles, CA 90071
 Age: 63
-----------------------------------------------------
 Henry E. Riggs                        5
 Keck Graduate Institute
 of
 Applied Life Science
 535 Watson Drive
 Claremont, CA 91711
 Age: 65
-----------------------------------------------------
 + James F. Rothenberg                 3
 333 South Hope Street
 Los Angeles, CA 90071
 Age: 52
-----------------------------------------------------
 Patricia K. Woolf                     6
 506 Quaker Road
 Princeton, NJ 08540
 Age: 65
-----------------------------------------------------




                      The Growth Fund of America -- Page 8

                      The Growth Fund of America -- Page 9

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of


                     The Growth Fund of America -- Page 10

  Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Includes funds managed by Capital Research and Management Company and affiliates.

4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of fiscal year ended August 31, 1999 for participating Directors is as follows: Robert A. Fox ($237,205), Leonard D. Jones ($88,380), John G. McDonald ($132,051) and Henry
  E. Riggs ($202,972). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

5 James E. Drasdo, James W. Ratzlaff and James F. Rothenberg are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                     The Growth Fund of America -- Page 11

                                    OFFICERS


                               POSITION(S)     PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE  WITH REGISTRANT            PAST 5 YEARS
-------------------------------------------------------------------------------
Gordon Crawford         53   Senior Vice      Senior Vice President and
333 South Hope Street        President        Director, Capital Research and
Los Angeles, CA 90071                         Management Company
-------------------------------------------------------------------------------
Paul G. Haaga, Jr.      51   Senior Vice      Executive Vice President and
333 South Hope Street        President        Director,
Los Angeles, CA 90071                         Capital Research and Management
                                              Company
-------------------------------------------------------------------------------
Donald D. O'Neal        39   Senior Vice      Vice President, Capital Research
P.O. Box 7650                President        and Management Company
San Francisco, CA
94120
-------------------------------------------------------------------------------
Richard M. Beleson      46   Vice President   Senior Vice President and
P.O. Box 7650                                 Director, Capital Research
San Francisco, CA                             Company
94120
-------------------------------------------------------------------------------
Michael T. Kerr         40   Vice President   Executive Vice President and
333 South Hope Street                         Research Director, Capital
Los Angeles, CA 90071                         Research
                                              and Management Company
-------------------------------------------------------------------------------
Bradley J. Vogt         35   Vice President   Vice President and Director,
333 South Hope Street                         Capital
Los Angeles, CA  90071                        Research Company
-------------------------------------------------------------------------------
Julie F. Williams       51   Secretary        Vice President - Fund Business
333 South Hope Street                         Management Group, Capital
Los Angeles, CA 90071                         Research and Management Company
-------------------------------------------------------------------------------
Sheryl F. Johnson       31   Treasurer        Vice President - Fund Business
5300 Robin Hood Road                          Management Group, Capital
Norfolk, VA 23513                             Research and Management Company
-------------------------------------------------------------------------------
David A. Pritchett      33   Assistant        Vice President - Fund Business
5300 Robin Hood Road         Treasurer        Management Group, Capital
Norfolk, VA 23513                             Research and Management Company
-------------------------------------------------------------------------------



All of the officers listed are officers, and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $14,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,000 per annum from the fund if they serve as a member of four proxy committees, or $5,500 if they serve as a member of two proxy committees, meeting jointly.


                     The Growth Fund of America -- Page 12

No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of January 1, 2000 the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $200 billion of stocks, bonds and money market instruments and serves over eight million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 31, 2000, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plan of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors


                     The Growth Fund of America -- Page 13
unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the annual rates of 0.50% on the first $1 billion of the fund's net assets, 0.40% on net assets in excess of $1 billion but not exceeding $2 billion, 0.37% on net assets in excess of $2 billion but not exceeding $3 billion, 0.35% on net assets in excess of $3 billion but not exceeding $5 billion, 0.33% on net assets in excess of $5 billion but not exceeding $8 billion, 0.315% on net assets in excess of $8 billion but not exceeding $13 billion, 0.30% on net assets in excess of $13 billion but not exceeding $21 billion and 0.29% on net assets in excess of $21 billion.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1-1/2% of the first $30 million of the net assets of the fund and 1% of the net assets in excess thereof. Expenses which are not subject to this limitation are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended August 31, 1999, 1998, and 1997, the Investment Adviser received advisory fees of $57,694,000, $45,511,000, and $36,531,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted Plans of Distribution (the Plans), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of Class A shares during the fiscal year ended August 31, 1999 amounted to $11,334,000 after allowance of $55,805,000 to dealers.


During the fiscal years ended 1998 and 1997 the Principal Underwriter retained $6,615,000 and $4,855,000, respectively after an allowance of $32,726,000 and $24,257,000 to dealers, respectively.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. The officers and directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of


                     The Growth Fund of America -- Page 14
assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the Board of Directors.


Under the Plans the fund may expend up to 0.25% of its net assets annually for Class A shares and up to 1.00% of its net assets annually for Class B shares to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. For Class A shares these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or foundations with $50 million or more in assets). For Class B shares these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.


Commissions on sales of Class A shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable.


During the fiscal year ended August 31, 1999, the fund paid or accrued $42,790,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares. As of August 31, 1999, accrued and unpaid distribution expenses were $10,210,000.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term gains over net realized long-term capital losses. Additional distributions may be made, if necessary. The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the fund may be subject to that excise tax. In certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than the required amount. In this case, the fund will pay any income or excise taxes due.


                     The Growth Fund of America -- Page 15

Dividends will be reinvested in shares of the fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other American Funds, as provided in the prospectus.


TAXES - The fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.


Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


Distributions of investment company taxable income are taxable to shareholders as ordinary income.


Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Such distributions are not eligible for the


                     The Growth Fund of America -- Page 16
dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.


All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder subject to tax on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder and must also be reported on the shareholder's federal income tax return.


Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income tax at the level of the fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund


                     The Growth Fund of America -- Page 17
shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Shareholders of the fund may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares.


Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year fund shareholders will receive a statement of the federal income tax status of all distributions.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on dividend income received by him or her.


Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section


                     The Growth Fund of America -- Page 18

988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions.


Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                     The Growth Fund of America -- Page 19

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Investment         $50 minimum (except where a
                        Purchase Minimums" for  lower minimum is noted under
                        initial investment      "Investment Purchase
                        minimums.               Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax--


                     The Growth Fund of America -- Page 20

Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES -- the maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                            FUND      FUND
                                                           NUMBER    NUMBER
 FUND                                                      CLASS A   CLASS B
 ----                                                      -------   -------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . .     02        202
 American Balanced Fund/(R)/ . . . . . . . . . . . . . .     11        211
 American Mutual Fund/(R)/ . . . . . . . . . . . . . . .     03        203
 Capital Income Builder/(R)/ . . . . . . . . . . . . . .     12        212
 Capital World Growth and Income Fund/SM/  . . . . . . .     33        233
 EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . .     16        216
 Fundamental Investors/SM/ . . . . . . . . . . . . . . .     10        210
 The Growth Fund of America/(R)/ . . . . . . . . . . . .     05        205
 The Income Fund of America/(R)/ . . . . . . . . . . . .     06        206
 The Investment Company of America/(R)/  . . . . . . . .     04        204
 The New Economy Fund/(R)/ . . . . . . . . . . . . . . .     14        214
 New Perspective Fund/(R)/ . . . . . . . . . . . . . . .     07        207
 New World Fund/SM/  . . . . . . . . . . . . . . . . . .     36        236
 SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . .     35        235
 Washington Mutual Investors Fund/SM/  . . . . . . . . .     01        201
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/ . . . . .     40        240
 American High-Income Trust/SM/  . . . . . . . . . . . .     21        221
 The Bond Fund of America/SM/  . . . . . . . . . . . . .     08        208
 Capital World Bond Fund/(R)/  . . . . . . . . . . . . .     31        231
 Intermediate Bond Fund of America/SM/ . . . . . . . . .     23        223
 Limited Term Tax-Exempt Bond Fund of America/SM/  . . .     43        243
 The Tax-Exempt Bond Fund of America/(R)/  . . . . . . .     19        219
 The Tax-Exempt Fund of California/(R)/* . . . . . . . .     20        220
 The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . .     24        224
 The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . .     25        225
 U.S. Government Securities Fund/SM/ . . . . . . . . . .     22        222
 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/ . . . . . . .     09        209
 The Tax-Exempt Money Fund of America/SM/  . . . . . . .     39        N/A
 The U.S. Treasury Money Fund of America/SM/ . . . . . .     49        N/A
 ___________
 *Available only in certain states.



                     The Growth Fund of America -- Page 21

                                 SALES CHARGES

CLASS A SALES CHARGES -- The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)



                                                                    DEALER
                                            SALES CHARGE AS       CONCESSION
                                           PERCENTAGE OF THE:    AS PERCENTAGE
                                           ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                     NET AMOUNT  OFFERING     OFFERING
                                          -INVESTED-   PRICE         PRICE
------------------------------------------ --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .         6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .         5.26       5.00          4.25
$50,000 but less than $100,000. .           4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .          3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .           3.63       3.50          2.75
$250,000 but less than $500,000 .           2.56       2.50          2.00
$500,000 but less than $750,000 .           2.04       2.00          1.60
$750,000 but less than $1 million           1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
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CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by investors in certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are


                     The Growth Fund of America -- Page 22
not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES -- A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.


DEALER COMMISSIONS ON CLASS A SHARES - The following commissions (up to 1%) will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1 million or more, or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


                     The Growth Fund of America -- Page 23

                                 CLASS B SHARES

Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                 1                                    5.00%
                 2                                    4.00%
                 3                                    4.00%
                 4                                    3.00%
                 5                                    2.00%
                 6                                    1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.


CONVERSION OF CLASS B SHARES TO CLASS A SHARES -- Class B shares automatically convert to Class A shares on the first Friday of the month of the eight-year anniversary of the purchase date (if the first Friday is not a business day, shares will automatically convert on the next Friday of the month). The conversion of Class B shares to Class A shares after eight years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares is not subject to federal income tax. If such private letter ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; HOWEVER, SUCH AN EXCHANGE COULD CONSTITUTE A TAXABLE EVENT FOR YOU, AND ABSENT SUCH AN EXCHANGE, CLASS B SHARES WOULD CONTINUE TO BE SUBJECT TO HIGHER EXPENSES FOR LONGER THAN EIGHT YEARS.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


                     The Growth Fund of America -- Page 24

     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see below), as well as purchases of Class B shares, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:


                     The Growth Fund of America -- Page 25

     . employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

     . business accounts solely controlled by these individuals (for example, the individuals own the entire business);

     . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of Class A and/or B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

     RIGHTS OF ACCUMULATION - You may take into account the current value of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES -- Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).


                     The Growth Fund of America -- Page 26

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% of the net asset value of the account each year.

CDSC WAIVERS FOR CLASS B SHARES -- Any CDSC on Class B shares may be waived in the following cases:


(1) Systematic withdrawal plans (SWPs) - investors who set up a SWP (see "Automatic Withdrawals" below) may withdraw up to 12% of the net asset value of their account each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Accordingly, shareholders who choose a SWP based on a percentage of the net asset value of their account, may receive up to 12% without incurring a CDSC. However, shareholders who choose a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their SWP payment, should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, for a shareholder wishing to take a SWP of $100 per month, if the net asset value of the account is $10,000 at the time of payment the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400 the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3)  Distributions due to death or post-purchase disability of a shareholder.


                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments shall be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets invested in the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments shall be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).


                     The Growth Fund of America -- Page 27

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.


The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


                     The Growth Fund of America -- Page 28

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     . Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     .  Requests must be signed by the registered shareholder(s)

     .  A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.


     . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     . You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     . Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.


                     The Growth Fund of America -- Page 29

     .  Checks must be made payable to the registered shareholder(s).

     . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     . You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     . You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge or Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments into The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account


                     The Growth Fund of America -- Page 30
cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is


                     The Growth Fund of America -- Page 31
received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund OR (b) the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Shareholder Account Services and Privileges - Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Investment Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the


                     The Growth Fund of America -- Page 32
fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's articles of incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended August 31, 1999, 1998 and 1997, amounted to $12,088,000, $7,217,000 and
$5,577,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.


                     The Growth Fund of America -- Page 33

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $13,441,000 for the fiscal period ended August 31, 1999.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report Deloitte & Touche LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on August
31. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, Deloitte & Touche LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses and shareholder reports. To receive additional copies of a prospectus or report, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments. The personal investing policy is consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
              MAXIMUM OFFERING PRICE PER SHARE -- AUGUST 31, 1999

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $26.20
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $27.80



                     The Growth Fund of America -- Page 34

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 0.28% based on a 30-day (or one month) period ended August 31, 1999, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:  a  = dividends and interest earned during the period.

             b  = expenses accrued for the period (net of reimbursements).

             c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d  = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one year total return and average annual total return for the five- and ten-year periods ended August 31, 1999 were 51.95%, 21.62% and 15.82%, respectively. The fund's average annual total return at net asset value for the one-, five- and ten-year periods ended on August 31, 1999 were 61.26%, 23.07% and 16.51, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks


                     The Growth Fund of America -- Page 35
and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


The investment results for the fund set forth below were calculated as described in the fund's prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.





                       GFA VS. VARIOUS UNMANAGED INDICES

10-YEAR                                                         AVERAGE
PERIODS                                                         SAVINGS
9/1 - 8/31         GFA        DJIA (2)      S&P 500 (3)       ACCOUNT (4)
----------         ---        --------      -----------       -----------
1989 - 1999       +334%        +417%           +384%             + 61%
1988 - 1998       +275%        +396%           +382%             + 65%
1987 - 1997       +236         +289            +266              + 67
1986 - 1996       +221         +308            +250              + 70
1985 - 1995       +309         +384            +311              + 75
1984 - 1994       +270         +358            +300              + 83
1983 - 1993       +251         +339            +302              + 93
1982 - 1992       +312         +439            +404              +105
1981 - 1991       +328         +434            +382              +115
1980 - 1990       +269         +343            +299              +122
1979 - 1989       +445         +399            +397              +124
1978 - 1988       +358         +282            +299              +124
1977 - 1987       +735         +422            +446              +124
1976 - 1986       +600         +233            +298              +124
1975 - 1985       +521         +173            +253              +121
1974 - 1984       +579         +211            +277              +116
1973/1/- 1983     +464         +151            +175              +106



                     The Growth Fund of America -- Page 36

_________________
1 From December 1, 1973

2 The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric. This index is unmanaged and does not reflect sales charges, commissions or expenses.

3 The Standard and Poor's 500 Stock Composite Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

4 Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board which reflect all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed return of principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

                       IF YOU ARE CONSIDERING GFA FOR AN
  INDIVIDUAL RETIREMENT ACCOUNT HERE ARE THE BENEFITS OF SYSTEMATIC INVESTING:

 Here's how much you would have if you had invested $2,000 a year on September 1 of each year in GFA over the past 3, 5 and 10 years:

         3 years                     5 years                      10 years
     (9/1/96-8/31/99)            (9/1/94-8/31/99)             (9/1/89-8/31/99)
------------------------------------------------------------------------------------
         $10,272                     $19,832                      $58,196
------------------------------------------------------------------------------------



                     The Growth Fund of America -- Page 37

           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

                                                    . . . AND HAD TAKEN
                                                     ALL DIVIDENDS AND
                                                       CAPITAL GAIN
                                                       DISTRIBUTIONS
                                                      IN SHARES, YOUR
       IF YOU HAD                                    INVESTMENT WOULD
    INVESTED $10,000                                  HAVE BEEN WORTH
    IN GFA THIS MANY                                   THIS MUCH AT
     YEARS AGO . . .                                  AUGUST 31, 1999


         NUMBER                 PERIODS
        OF YEARS               9/1 - 8/31                  VALUE
            1
                              1998 - 1999                $ 15,195
            2
                              1997 - 1999                  15,161
            3
                              1996 - 1999                  21,003
            4
                              1995 - 1999                  21,193
            5
                              1994 - 1999                  26,606
            6
                              1993 - 1999                  28,200
            7
                              1992 - 1999                  35,159
            8
                              1991 - 1999                  36,873
            9
                              1990 - 1999                  48,152
           10
                              1989 - 1999                  43,437
           11
                              1988 - 1999                  60,546
           12
                              1987 - 1999                  54,053
           13
                              1986 - 1999                  71,467
           14
                              1985 - 1999                  91,976
           15
                              1984 - 1999                 104,431
           16
                              1983 - 1999                 105,164
           17
                              1982 - 1999                 153,694
           18
                              1981 - 1999                 167,641
           19
                              1980 - 1999                 188,274
           20
                              1979 - 1999                 251,386
           21
                              1978 - 1999                 294,489
           22
                              1977 - 1999                 479,036
           23
                              1976 - 1999                 531,127
           24
                              1975 - 1999                 606,137
           25
                              1974 - 1999                 752,231
           26
                              1973#- 1999                 629,203

# From December 1, 1973


                     The Growth Fund of America -- Page 38

                Illustration of a $10,000 investment in GFA with
      DIVIDENDS REINVESTED AND CAPITAL GAIN DISTRIBUTIONS TAKEN IN SHARES
           (for the period December 1, 1973 through August 31, 1999)

                          COST OF SHARES                                        VALUE OF SHARES**
Year           Annual         Dividends       Total             From              From           From           Total
Ended         Dividends     (cumulative)    Investment        Initial         CapitalGains     Dividends        Value
Aug 31        ---------     ------------       Cost          Investment        Reinvested     Reinvested        -----
------                                         ----          ----------        ----------     ----------
  1974#                  -           -       $10,000     $            7,874            -              -       $  7,874
  1975     $           362     $   362        10,362                  9,322            -       $    470          9,792
  1976                 283         645        10,645                 10,327            -            838         11,165
  1977                   -         645        10,645                 11,449            -            928         12,377
  1978                 254         899        10,899                 18,364            -          1,772         20,136
  1979                   -         899        10,899                 21,519            -          2,076         23,595
  1980                 307       1,206        11,206                 28,318            -          3,178         31,496
  1981                 546       1,752        11,752                 31,304            -          4,079         35,383
  1982               1,673       3,425        13,425                 32,507            -          6,088         38,595
  1983               2,290       5,715        15,715                 44,886            -         11,496         56,382
  1984               1,643       7,358        17,358                 43,120     $  1,064         12,621         56,805
  1985               1,249       8,607        18,607                 47,370        1,744         15,379         64,493
  1986                 979       9,586        19,586                 56,066        7,355         19,541         82,962
  1987               1,354      10,940        20,940                 69,339       14,360         26,031        109,730
  1988               1,502      12,442        22,442                 56,949       18,289         22,724         97,962
  1989               1,743      14,185        24,185                 75,387       28,688         32,432        136,507
  1990               3,611      17,796        27,796                 60,251       33,708         29,225        123,184
  1991               3,208      21,004        31,004                 73,295       47,920         39,600        160,815
  1992               2,510      23,514        33,514                 72,052       55,106         41,545        168,703
  1993               1,454      24,968        34,968                 88,758       68,670         52,840        210,268
  1994                 929      25,897        35,897                 90,294       77,818         54,740        222,852
  1995               1,372      27,269        37,269                108,176      104,252         67,383        279,811
  1996               2,452      29,721        39,721                100,592      116,565         65,166        282,323
  1997               2,019      31,740        41,740                131,682      171,693         87,748        391,123
  1998               2,525      34,265        44,265                117,363      192,135         80,676        390,174
  1999               1,956      36,221        46,221                171,304      337,808        120,091        629,203




                     The Growth Fund of America -- Page 39

The dollar amount of capital gain distributions during the period was $182,904. # From December 1, 1973


                     The Growth Fund of America -- Page 40

EXPERIENCE OF INVESTMENT ADVISER - The Investment Adviser manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1969 (138 in all), those funds have had better total returns than their comparable Lipper indexes in 128 of 138 periods.


Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.


                     The Growth Fund of America -- Page 41

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS -- The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


                     The Growth Fund of America -- Page 42

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or impled 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."


                     The Growth Fund of America -- Page 43

The Growth Fund of America, Inc.
Investment Portfolio, August 31, 1999

                                                          Percent
                                                           of Net
Largest Industry Holdings                                  Assets
-------------------------
Broadcasting & Publishing                                    17.49
Electronic Components                                        17.15
Data Processing & Reproduction                                8.22
Health & Personal Care                                        6.56
Business & Public Services                                    6.41
Other Industries                                             33.58
Cash & Equivalents                                           10.59

Largest Equity Holdings
-----------------------
Time Warner                                                   3.92
Viacom                                                        3.06
AT&T -- Liberty Media Group                                   2.98
Texas Instruments                                            2.50
Fannie Mae                                                    2.09
Philip Morris                                                 1.78
Intel                                                         1.75
Applied Materials                                             1.67
News Corp.                                                    1.58
Microsoft                                                     1.58

The Growth Fund of America, Inc.
Investment Portfolio, August 31, 1999

                                                                  Market ValuPercent Of
Equity Securitites  (Common & Preferred Stocks)            Shares       (000)Net Assets
--------------------------------------------------                -----------------------

BROADCASTING & PUBLISHING  -  17.49%
Time Warner Inc.                                         13,646,50   $809,407      3.92%
Viacom Inc., Class B (1)                                 13,400,00    563,638
Viacom Inc., Class A (1)                                 1,629,400     68,944       3.06
AT&T Corp. - Liberty Media Group, Class A                19,281,43    617,006       2.98
(formerly Tele-Communications, Liberty Media Group) (1)
News Corp. Ltd., preferred (ADR) (Australia)             6,353,750    167,977
News Corp. Ltd. (ADR)                                    5,450,000    159,753       1.58
Comcast Corp., Class A, special stock                    8,521,218    278,005
Comcast Corp., Class A                                     300,000      8,831       1.39
AMFM Inc. (formerly Chancellor Media Corp.) (1)          3,950,000    194,538        .94
Cablevision Systems Corp., Class A (1)                   2,653,800    185,766        .90
USA Networks, Inc., Class A (1)                          3,520,000    157,960        .76
Fox Entertainment Group, Inc., Class A (1)               6,240,000    143,910        .70
Nippon Television Network Corp. (Japan)                    177,760     97,510        .47
Chris-Craft Industries, Inc. (1)                         1,254,540     63,511        .31
CBS Corp. (1)                                            1,000,000     47,000        .23
Sinclair Broadcast Group, Inc., Class A  (1)             2,230,000     36,238        .18
BHC Communications, Inc., Class A  (1)                      62,840      8,263        .04
E.W. Scripps Co., Class A                                  150,000      7,200        .03
Knight-Ridder, Inc.                                         12,200        658        .00

ELECTRONIC COMPONENTS  -  17.15%
Texas Instruments Inc.                                   6,300,000    516,993      2.50
Intel Corp.                                              4,400,000    361,625       1.75
PMC-Sierra, Inc. (1)                                     2,606,600    242,414       1.17
Solectron Corp. (1)                                      2,942,000    230,211       1.11
Micron Technology, Inc. (1)                              3,005,000    224,060       1.08
Altera Corp. (1)                                         4,600,000    193,775        .94
Corning Inc.                                             2,627,900    174,755        .85
LSI Logic Corp. (1)                                      3,000,000    170,250        .82
Linear Technology Corp.                                  2,450,000    154,197        .75
Microchip Technology Inc. (1) (2)                        2,675,000    146,456        .71
Sanmina Corp. (1)                                        1,950,000    146,250        .71
Adaptec, Inc. (1)                                        3,400,000    132,600        .64
Rohm Co., Ltd. (Japan)                                     600,000    119,583        .58
Quantum Corp. (1)                                        7,400,000    112,019        .54
Analog Devices, Inc. (1)                                 2,033,333    104,717        .51
Maxim Integrated Products, Inc. (1)                      1,500,000    100,969        .49
Jabil Circuit, Inc. (1)                                  2,100,000     94,106        .46
Taiwan Semiconductor Manufacturing Co. Ltd.              20,910,00     89,049        .43
 (Taiwan) (1)
Seagate Technology (1)                                   2,500,000     82,969        .40
Murata Manufacturing Co., Ltd. (Japan)                     875,000     70,397        .34
SCI Systems, Inc. (1)                                      554,400     27,616        .13
Advanced Micro Devices, Inc. (1)                         1,200,000     24,825        .12
Newbridge Networks Corp. (Canada) (1)                      900,400     24,705        .12

DATA PROCESSING & REPRODUCTION  -  8.22%
Microsoft Corp. (1)                                      3,540,000    327,671       1.58
Computer Associates International, Inc.                  5,775,000    326,287       1.58
Oracle Corp. (1)                                         5,420,000    197,830        .96
Cisco Systems, Inc. (1)                                  2,600,000    176,313        .85
Gateway, Inc. (formerly Gateway 2000, Inc.)  (1)         1,125,000    109,055        .53
Storage Technology Corp. (1)                             4,400,000     92,400        .45
International Business Machines Corp.                      600,000     74,737        .36
Lexmark International Group, Inc., Class A  (1)            750,000     59,062        .28
Rambus Inc. (1)                                            581,100     56,367        .27
National Computer Systems, Inc.                          1,215,000     47,385        .23
Intuit Inc. (1)                                            500,600     44,835        .22
Siebel Systems, Inc. (1)                                   600,000     41,213        .20
BMC Software, Inc. (1)                                     700,000     37,669        .18
Autodesk, Inc.                                           1,501,000     34,523        .17
PeopleSoft, Inc. (1)                                     1,500,000     21,188        .10
Silicon Graphics, Inc. (1)                               1,440,000     16,470        .08
Compaq Computer Corp.                                      600,000     13,912        .07
Vantive Corp. (1)                                        1,305,000     10,848        .05
3Com Corp. (1)                                             400,000      9,925        .05
Momentum Business Applications, Inc., Class A  (1)         146,000      1,122        .01

HEALTH & PERSONAL CARE  -  6.56%
Guidant Corp.                                            2,750,000    161,391        .78
AstraZeneca PLC (United Kingdom) (formerly               3,250,000    129,384
 Zeneca Group PLC)
AstraZeneca PLC (ADR) (formerly Astra AB)                  380,000     14,963        .70
Gilead Sciences, Inc. (1)                                1,504,300    117,241        .57
Forest Laboratories, Inc. (1)                            2,400,000    116,400        .56
Amgen Inc. (1)                                           1,300,000    108,144        .52
Elan Corp., PLC (ADR) (Ireland) (1)                      3,100,000     99,394        .48
Biogen, Inc. (1)                                         1,200,000     92,100        .45
Immunex Corp. (1)                                        1,240,000     83,467        .40
Sepracor Inc. (1)                                        1,064,500     79,704        .39
Cardinal Health, Inc.                                    1,210,950     77,198        .37
MedImmune, Inc. (1)                                        500,000     51,594        .25
BioChem Pharma Inc. (Canada) (1)                         1,600,000     41,475        .20
Eli Lilly and Co.                                          500,000     37,312        .18
Warner-Lambert Co.                                         400,000     26,500        .13
Avon Products, Inc.                                        500,000     21,937        .10
Omnicare, Inc.                                           2,200,000     21,175        .10
IDEXX Laboratories, Inc. (1)                             1,100,000     18,700        .09
Pharmacia & Upjohn, Inc.                                   290,000     15,152        .07
Medtronic, Inc.                                            180,000     14,085        .07
Guilford Pharmaceuticals, Inc. (1)                         900,000     12,150        .06
Sicor Inc. (formerly Gensia Sicor Inc.) (1)              1,332,202      5,329
Sicor Inc.  (1) (3)                                      1,125,000      4,500        .05
Sicor Inc., warrants expire 2002   (1) (3)               1,125,000     -----
Celera Genomics (formerly Perkin-Elmer Corp.) (1)          264,400      7,602        .04

BUSINESS & PUBLIC SERVICES  -  6.41%
Cendant Corp. (1)                                        18,021,90    323,268       1.56
FDX Corp. (1)                                            4,200,000    178,238        .86
Juniper Networks, Inc. (1)                                 485,600     99,548        .48
Quintiles Transnational Corp. (1)                        2,400,000     85,950        .42
Flextronics International Ltd. (Singapore) (1)           1,300,000     76,294        .37
Allied Waste Industries, Inc. (1)                        5,500,000     70,125        .34
Snyder Communications, Inc. (1)                          3,000,000     61,125        .30
Columbia/HCA Healthcare Corp.                            2,200,000     54,175        .26
Robert Half International Inc. (1)                       1,900,000     49,875        .24
Galileo International, Inc.                              1,000,000     48,500        .23
Universal Health Services, Inc., Class B (1)             1,450,000     48,394        .23
Sabre Group Holdings, Inc., Class A (1)                    750,000     42,000        .21
Waste Management, Inc.                                   1,550,000     33,809        .16
Modis Professional Services, Inc. (1)                    2,000,000     31,625        .15
Apollo Group, Inc., Class A (1)                          1,400,000     30,713        .15
Cintas Corp.                                               435,900     22,394        .11
Paychex, Inc.                                              690,000     20,312        .10
ServiceMaster Co.                                        1,000,000     16,500        .08
First Data Corp.                                           300,000     13,200        .06
Sapient Corp. (1)                                          137,500     10,038        .05
Concord EFS, Inc. (1)                                      250,000      9,280        .05

ELECTRONIC INSTRUMENTS  -  4.26%
Applied Materials, Inc. (1)                              4,850,000    344,653       1.67
KLA - Tencor Corp. (1)                                   4,350,000    273,234       1.32
Affymetrix, Inc. (1) (3) (4)                             1,000,000     77,063        .37
PE Biosystems Group (formerly Perkin-Elmer Corp.)        1,057,600     72,776        .35
ADVANTEST CORP. (Japan)                                    500,000     67,883        .33
Teradyne, Inc. (1)                                         675,000     45,942        .22

FINANCIAL SERVICES  -  3.26%
Fannie Mae                                               6,956,700    432,185       2.09
SLM Holding Corp.                                        1,880,000     83,072        .41
Capital One Financial Corp.                              1,450,000     54,738        .26
Providian Financial Corp.                                  700,000     54,337        .26
Household International, Inc.                            1,300,000     49,075        .24

LEISURE & TOURISM  -  3.02%
Seagram Co. Ltd. (Canada)                                3,010,000    159,718        .77
Starbucks Corp. (1)                                      6,100,000    139,537        .68
King World Productions, Inc. (1)                         3,034,200    115,679        .56
Carnival Corp.                                           1,729,800     77,300        .37
MGM Grand, Inc. (1)                                      1,570,541     77,153        .37
Mirage Resorts, Inc. (1)                                 4,200,000     54,863        .27

TELECOMMUNICATIONS  -  2.63%
Nextel Communications, Inc., Class A  (1)                1,850,000    106,953        .52
MCI WorldCom, Inc. (1)                                   1,400,000    106,050        .51
NTT Mobile Communications Network, Inc.                      4,000     66,191
 (Japan) (1) (5)
NTT Mobile Communications Network, Inc.                      1,000     16,639        .40
AT&T Corp.                                               1,700,000     76,500        .37
Teleglobe Inc. (Canada)                                  3,045,000     51,967        .25
Crown Castle International Corp. (1)                     2,450,000     37,056        .18
American Tower Systems Corp., Class A (1)                1,300,000     29,575        .14
Sprint FON Group                                           500,000     22,188        .11
SkyTel Communications Inc. (1)                           1,000,000     19,813        .10
Paging Network, Inc. (1)                                 3,500,000     10,828        .05

ENERGY SOURCES  -  2.25%
Apache Corp.                                             2,157,100     98,148        .47
Burlington Resources Inc.                                1,800,000     75,263        .36
Suncor Energy Inc. (Canada)                              1,700,000     70,013        .34
TOTAL-FINA SA,  Class B (ADR) (France)                     750,000     48,797        .24
 (formerly TOTAL)
Talisman Energy Inc. (Canada) (1)                        1,567,700     45,946        .22
Union Pacific Resources Group Inc.                       2,500,000     44,844        .22
Pogo Producing Co.                                       1,994,400     41,633        .20
Enterprise Oil PLC (United Kingdom)                      3,950,000     28,504        .14
Petro-Canada (Canada)                                      600,000      9,013        .04
Devon Energy Corp.                                          94,200      3,638        .02

BEVERAGES & TOBACCO  -  2.25%
Philip Morris Companies Inc.                             9,850,000    368,759       1.78
Nabisco Group Holdings Corp. (formerly                   2,650,000     47,038        .23
 RJR Nabisco, Inc.  Holdings Corp.)
PepsiCo, Inc.                                            1,250,000     42,656        .21
R.J. Reynolds Tobacco Holdings, Inc.                       216,666      5,945        .03

ELECTRICAL & ELECTRONICS  -  2.10%
Nortel Networks Corp.(Canada) (formerly                  3,522,240    144,632        .70
 Northern Telecom Ltd.)
NEC Corp. (Japan)                                        6,000,000     97,641        .47
General Instrument Corp. (1)                             1,340,000     65,911        .32
Telefonaktiebolaget LM Ericsson, Class B (ADR) (Sweden)  2,000,000     65,125        .32
Nokia Corp., Class A (ADR) (Finland)                       420,000     35,018        .16
Lucent Technologies Inc.                                   412,500     26,426        .13

TRANSPORTATION: AIRLINES  -  1.76%
AMR Corp. (1)                                            2,860,000    167,667        .81
Southwest Airlines Co.                                   8,659,268    144,502        .70
Delta Air Lines, Inc.                                    1,030,000     52,337        .25

INSURANCE  -  1.56%
XL Capital Ltd. (formerly EXEL Ltd.) (Incorporated       2,840,800    142,927        .68
 in Bermuda)
Protective Life Corp.                                    1,860,000     55,335        .27
Mercury General Corp.                                    1,275,000     38,569        .19
American International Group, Inc.                         375,000     34,758        .17
MGIC Investment Corp.                                      600,000     26,063        .13
Mutual Risk Management Ltd. (Incorporated in Bermuda)      900,000     24,750        .12

CHEMICALS  -  1.36%
Monsanto Co.                                             4,625,000    189,914        .92
Air Products and Chemicals, Inc.                           700,000     23,800        .12
Millennium Chemicals Inc.                                1,000,000     23,000        .11
A. Schulman, Inc.                                          965,625     17,321        .08
Praxair, Inc.                                              300,000     14,100        .07
International Flavors & Fragrances Inc.                    174,700      7,119        .04
Bayer AG (Germany)                                         110,000      4,790        .02

MERCHANDISING  -  1.15%
Limited Inc.                                             2,900,000    109,838        .53
Lowe's Companies, Inc.                                     800,000     36,200        .18
Albertson's, Inc.                                          598,500     28,691        .14
Intimate Brands, Inc., Class A                             525,000     20,245        .10
Lands' End , Inc. (1)                                      350,000     17,631        .09
PETsMART, Inc. (1)                                       2,100,000     10,106        .04
Circuit City Stores, Inc. - Circuit City Group             200,000      8,600        .04
Consolidated Stores Corp. (1)                              400,000      6,450        .03

BANKING  -  0.79%
Washington Mutual, Inc.                                  1,684,000     53,467        .26
Bank of America Corp. (formerly BankAmerica Corp.)         850,000     51,425        .25
Wells Fargo & Co.                                          779,100     31,018        .15
Charter One Financial, Inc.                                850,000     19,895        .10
BankBoston Corp.                                           145,000      6,734        .03

RECREATION  OTHER CONSUMER PRODUCTS  -  0.54%
Hasbro, Inc.                                             3,550,000     86,753        .42
American Greetings Corp., Class A                          875,000     24,227        .12

FOOD & HOUSEHOLD PRODUCTS  -  0.43%
Keebler Foods Co. (1)                                    1,900,000     56,644        .27
Dole Food Co., Inc.                                      1,273,000     32,063        .16

TEXTILES & APPAREL  -  0.43%
NIKE, Inc., Class B                                      1,900,000     87,875        .43

ENERGY EQUIPMENT  -  0.38%
BJ Services Co. (1)                                      1,200,000     41,100        .20
Schlumberger Ltd. (Netherlands Antilles)                   550,000     36,712        .18

MISCELLANEOUS MATERIALS & COMMODITIES  -  0.37%
Sealed Air Corp. (1)                                     1,300,000     76,375        .37

METALS: NONFERROUS  -  0.23%
Freeport-McMoRan Copper & Gold Inc., Class B             3,000,000     48,188        .23

UTILITIES: ELECTRIC & GAS  -  0.20%
Questar Corp.                                            2,225,000     41,997        .20

AEROSPACE & MILITARY TECHNOLOGY  -  0.18%
Bombardier Inc., Class B (Canada)                        2,350,000     36,559        .18

TRANSPORTATION: RAIL & ROAD  -  0.16%
Wisconsin Central Transportation Corp. (1)               2,094,300     33,378        .16

MACHINERY & ENGINEERING  -  0.13%
Thermo Electron Corp.  (1)                               1,725,000     27,384        .13

INDUSTRIAL COMPONENTS  -  0.11%
Danaher Corp.                                              400,000     23,500        .11


REAL ESTATE  -  0.03%
Catellus Development Corp. (1)                             500,000      6,844        .03

Miscellaneous  -  4.00%
Other equity securities in initial period of                          827,241       4.00
 acquisition
                                                                  -----------------------
TOTAL EQUITY SECURITIES (COST: $11,288,131,000)                    18,483,738      89.41
                                                                  -----------------------

                                                         Principal
                                                           Amount
Short Term Securities                                        (000)
--------------------------------------------------       --------------------------------
CORPORATE SHORT-TERM NOTES  -  7.00%

Associates First Capital Corp. 4.96%-5.70%               $124,500     123,401        .60
 due 9/1/1999-2/7/2000
Bellsouth Capital Funding Corp. 5.09%-5.30%                 85,000     83,889        .41
 due 10/13/1999-1/27/2000 (3)
Ciesco LP 5.13%-5.25% due 10/7-10/18/1999                   84,000     83,469        .40
General Electric Capital Corp. 5.41%-5.53%                  75,550     74,709        .36
 due 9/1/1999-1/25/2000
IBM Credit Corp. 5.55%-5.70% due 1/21-2/11/2000             75,000     73,215        .35
Merck & Co., Inc. 5.29%-5.30% due 2/2-2/4/2000              74,000     72,191        .35
Procter & Gamble Co. 5.10%-5.28% due 10/20-10/27/1999       70,000     69,468        .34
E.I. du Pont de Nemours and Co. 5.29%-5.60%                 71,000     69,205        .33
 due 2/2-2/11/2000
Lucent Technologies Inc. 5.08%-5.33%                        69,900     68,992        .33
 due 9/24/1999-2/1/2000
Ford Motor Credit Co. 5.13%-5.56% due                       69,700     68,912        .33
 10/7/1999-1/31/2000
National Rural Utilities Cooperative Finance Corp.          65,203     64,902        .31
 4.92%-5.23% due 9/10-10/15/1999
CIT Group Holdings, Inc. 5.15%-5.25% due                    61,700     61,220        .30
 10/19-10/26/1999
Ameritech Capital Funding Corp. 5.10%-5.16%                 60,000     59,820        .29
 due 9/13-9/29/1999
Eastman Kodak Co. 4.82%-5.30% due 9/10-11/18/1999           60,000     59,573        .29
Coca-Cola Co. 4.88%-5.29% due 9/16/1999-1/25/2000           53,500     53,303        .26
American Express Credit Corp. 5.09%-5.62%                   54,000     53,275        .26
 due 9/28/1999-2/8/2000
PACCAR Financial Corp. 5.25% due 11/2-11/10/1999            45,811     45,352        .22
Archer Daniels Midland Co. 5.30%-5.33% due                  44,046     43,328        .21
 11/16/1999-1/24/2000
H.J. Heinz Co. 5.07%-5.34% due 9/9/1999-1/28/2000           40,916     40,460        .19
Emerson Electric Co. 5.31%-5.60% due 1/28-2/23/2000         40,500     39,487        .19
American Home Products Corp. 4.85%-5.09%                    34,400     34,353        .17
 due 9/3-9/15/1999 (3)
Equilon Enterprises, LLC 5.25% due 10/21/1999               30,000     29,777        .14
International Lease Finance Corp. 5.09%-5.22%               29,300     29,080        .14
 due 10/14-10/25/1999
Monsanto Co. 4.80% due 9/9/1999                             24,705     24,674        .12
Campbell Soup Co. 4.82% due 1/18/2000                       22,514     22,018        .11
                                                                  -----------------------
                                                                    1,448,073       7.00
                                                                  -----------------------

FEDERAL AGENCY DISCOUNT NOTES  -  4.19%

Freddie Mac 4.90%-5.40% due 9/10/1999-2/28/2000            453,638    446,315       2.16
Fannie Mae 4.90%-5.21% due 9/3-11/8/1999                   304,100    303,313       1.47
Federal Home Loan Banks 5.15%-5.45% due                    119,000    116,330        .56
 10/15/1999-2/25/2000
                                                                  -----------------------
                                                                      865,958       4.19
                                                                  -----------------------

NON-U.S. CURRENCY -  0.02%

New Taiwanese Dollar                                     NT $125,2      3,950        .02
                                                                  -----------------------




TOTAL SHORT-TERM SECURITIES (cost: $ 2,318,825,000)                 2,317,981      11.21
                                                                  -----------------------
TOTAL INVESTMENT SECURITIES (cost: $13,606,956,000)                20,801,719     100.62
                                                                  -----------------------
Excess of payables over cash and receivables                          128,806        .62
                                                                  -----------------------
NET ASSETS                                                        $20,672,913    100.00%
                                                                  ========================
(1)Non-income-producing security.
(2)The fund owns 5.26% of the outstanding voting
   securities of Microchip Tech, and thus is considered
   an affiliate as defined by the Investment
   Company Act of 1940.

(3)Purchased in a private placement transaction;
   resale to the public may require registration or sale only to qualified institutional buyers.

(4) Valued under procedures established by the Board of Directors.
(5) When-issued security.


The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemenatal and are not covered by the Independent Auditors' Report.


ADR = Amercian Depository Receipt
See Notes to Financial Statements


The Growth Fund of America
Financial Statements
Statement of Assets and Liabilities
----------------------------------------------       ---------------------------------
at August 31, 1999                                               (dollars in thousands)

Assets:
Investment securities at market
 (cost: $13,606,956)                                                $20,801,719
Cash                                                                         88
Receivables for-
 Sales of investments                                    $29,725
 Sales of fund's shares                                   42,497
 Dividends and interest                                    3,429         75,651
                                                     ---------------------------------
                                                                     20,877,458
Liabilities:
Payables for-
 Purchases of investments                                169,687
 Repurchases of fund's shares                             18,076
 Management services                                       5,765
 Other expenses                                           11,017        204,545
                                                     ---------------------------------
Net Assets at August 31, 1999-
 Equivalent to $26.20 per share on
 789,022,681 shares of $0.10 par value
 capital stock outstanding (authorized
 capital stock--800,000,000 shares)                                 $20,672,913
                                                                 =====================

Statement of Operations
----------------------------------------------       --------------------------
for the year ended August 31, 1999                               (dollars in thousands)

Investment Income:
Income:
 Dividends                                            $   72,003
 Interest                                                 94,890      $ 166,893
                                                     --------------

Expenses:
 Management services fee                                  57,694
 Distribution expenses                                    42,790
 Transfer agent fee                                       13,441
 Reports to shareholders                                     412
 Registration statement and prospectus                     1,122
 Postage, stationery and supplies                          2,328
 Directors' fees                                             187
 Auditing and legal fees                                      61
 Custodian fee                                               423
 Taxes other than federal income tax                          59
 Other expenses                                              233        118,750
                                                     --------------------------
 Net investment income                                                   48,143
                                                                 --------------
Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                     2,423,859
Net increase in unrealized appreciation
 on investments:
 Beginning of year                                     2,366,879
 End of year                                           7,194,763      4,827,884
                                                     --------------------------
 Net realized gain and unrealized appreciation
  on investments                                                      7,251,743
                                                                 --------------

Net Increase in Net Assets Resulting
 from Operations                                                  $   7,299,886
                                                                 ==============






Statement of Changes in Net Assets
----------------------------------------------       --------------------------
                                                                    (dollars in
                                                                     thousands)

                                                     Year ended August 31
                                                             1999           1998

Operations:
Net investment income                                $      48,14 $      61,388
Net realized gain on investments                       2,423,859      1,530,218
Net increase (decrease) in unrealized appreciation
 on investments                                        4,827,884     (1,640,385)
                                                     --------------------------
 Net increase (decrease) in net assets
  resulting from operations                            7,299,886        (48,779)
                                                     --------------------------

Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income                     (59,245)       (75,837)
Distributions from net realized gain on
 investments                                          (1,454,805)    (1,201,719)
                                                     ---------------------------------
 Total dividends and distributions                    (1,514,050)    (1,277,556)
                                                     ----------------------------------

Capital Share Transactions:
Proceeds from shares sold: 174,121,917
 and 109,029,348 shares, respectively                  4,179,298      2,241,289
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on
 investments:  66,551,910 and 66,729,473 shares,
 respectively                                          1,460,168      1,225,124
Cost of shares repurchased: 109,023,256
 and 96,539,758 shares, respectively                  (2,550,833)    (1,987,987)
                                                     --------------------------

 Net increase in net assets resulting from
  capital share transactions                           3,088,633      1,478,426
                                                     --------------------------

Total Increase in Net Assets                           8,874,469        152,091

Net Assets:
Beginning of year                                     11,798,444     11,646,353
                                                     --------------------------

End of year (including distributions in excess of net
 investment income and net investment income of $(660)
and $37,030, respectively                            $ 20,672,913  $ 11,798,444
                                                     ==========================



See Notes to Financial Statements


THE GROWTH FUND OF AMERICA, INC.
NOTES TO THE FINANCIAL STATEMENTS

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INC - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts and premiums on securities purchased are amortized daily over the expected life of the security.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2.   NON-U.S. INVESTMENTS

     INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     TAXATION - Dividend income is recorded net of non-U.S. taxes paid. For the year ended August 31, 1999, such non-U.S. taxes were $1,099,000.

     CURRENCY GAINS AND LOSSES - Net realized currency gains on dividends, interest, and other receivables and payables, on a book basis, were $43,000 for the year ended August 31, 1999.

3. FEDERAL INCOME TAXATION - The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are record by the fund.

     As of August 31, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $7,194,763,000, of which $7,812,622,000 related to appreciated securities and $617,859,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended August 31, 1999.

  Net gains related to non-U.S. currency transactions of $43,000 were treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for book and federal income tax purposes was $13,606,956,000 at August 31, 1999.

4.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $57,694,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.50% of the first $1.0 billion of average net assets; 0.40% of such assets in excess of $1.0 billion but not exceeding $2.0 billion; 0.37% of such assets in excess of $2.0 billion but not exceeding $3.0 billion; 0.35% of such assets in excess of $3.0 billion but not exceeding $5.0 billion; 0.33% of such assets in excess of $5.0 billion but not exceeding $8.0 billion; 0.315% of such assets in excess of $8.0 billion but not exceeding $13.0 billion; 0.30% of such assets in excess of $13.0 billion but not exceeding $21.0 billion; and 0.29% of such assets in excess of $21.0 billion.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended August 31, 1999, distribution expenses under the Plan were $42,790,000. As of August 31, 1999, accrued and unpaid distribution expenses were $10,210,000.

     American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $11,344,000(after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $13,441,000.

     DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of August 31, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993) net of any payments to Directors were $661,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

     The fund made purchases and sales of investment securities, excluding short-term securities, of $7,777,440,000 and $6,943,340,000, respectively, during the year ended August 31, 1999.

     As of August 31, 1999, accumulated undistributed net realized gain on investments was $2,237,712,000 and additional paid-in capital was $11,265,209,000. The fund reclassified $26,588,000 from undistributed net investment income and $146,687,000 from undistributed net realized gains to additional paid-in capital for the year ended August 31, 1999.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $423,000 includes $30,000 that was paid by these credits rather than in cash.


Per-Share Data and Ratios /1/
                                                Year EndAugust     31

                                           1999    1998    1997 1996  1995  1994
                                         -------------- --------------------------
Net Asset Value, Beginning of Year       $17.95  $20.14 $15.39 $16.55$13.81$13.58
                                         -------------- --------------------------
 Income from Investment Operations:
  Net investment income                     .07     .10    .13   .13   .13   .07
  Net gains(losses) on securities (both
   realized and unrealized)               10.48    (.10)  5.59  (.01) 3.21   .71
                                         -------------- --------------------------

   Total from investment operations       10.55     .00   5.72   .12  3.34   .78
                                         -------------- --------------------------
 Less Distributions:
  Dividends (from net investment income)   (.09)   (.13)  (.11) (.14) (.08) (.06)
  Distributions (from captital gains)     (2.21)  (2.06)  (.86)(1.14) (.52) (.49)
                                         -------------- --------------------------
   Total distributions                    (2.30)  (2.19)  (.97)(1.28) (.60) (.55)
                                         -------------- --------------------------
Net Asset Value, End of Year             $26.20  $17.95 $20.14 $15.39$16.55$13.81
                                         ============== ==========================

Total Return /2/                          61.26%  (.24)% 38.54%  .90%25.56% 5.98%


Ratios/Supplemental Data:
  Net assets, end of year (in millions)  $20,673$11,798 $11,646$8,511$7,525$5,427
  Ratio of expenses to average net
 assets                                     .70%    .70%   .72%  .74%  .75% .78%
  Ratio of net income to average net
 assets                                     .28%    .48%   .73%  .82%  .90% .49%
  Portfolio turnover rate                45.61%  38.84% 34.10% 27.95%26.90%24.77%


/1/ Adjusted to reflect the 100% share dividend effective at the close of business on December 12, 1996.
/2/ Excludes maximum sales charge of 5.75%


Independent Auditors' Report
To the Board of Directors and Shareholders of

The Growth Fund of America, Inc.:

     We have audited the accompanying statement of assets and liabilities of The Growth Fund of America, Inc., including the investment portfolio, as of August 31,1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended. These financial statements and the per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The Growth Fund of America, Inc. at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Los Angeles, California


September 30, 1999

Tax Information (unaudited)

 We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the fund were earned from the following sources:
Dividends and Distributions per Share

To Shareholders        Payment Date           From Net        From Net
of Record                                     Investment      Realized
                                              Income          Long-Term
                                                               Gains

December 23, 1998      December 24, 1998      $0.09           $2.21


Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 100% of the dividends paid by the fund from net investment income represents qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many plan retirement trusts may need this information for their annual information reporting.

The fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Since the amounts above are reported for the fund's FISCAL YEAR and not the CALENDAR YEAR, shareholders should refer to their Form 1099 DIV or other tax information which will be mailed in January 2000 to determine the CALENDAR YEAR amounts to be included on their 1999 tax returns. Shareholders should consult their tax advisers.



                                        PART C
                                   OTHER INFORMATION
                        THE GROWTH FUND OF AMERICA, INC.

ITEM 23. EXHIBITS

(a) Articles of Amendment to Articles of Incorporation dated 12/17/99 and Articles Supplementary dated 1/3/2000
(b) Previously filed (see Post-Effective Amendment No. 65 filed 10/31/97)
(c) Previously filed (see Post-Effective Amendment No. 65 filed 10/31/97)
(d) Form of Investment Advisory and Service Agreement
(e) Form of Amended and Restated Principal Underwriting Agreement
(f) None
(g) Previously filed (see Post-Effective Amendment No. 68 Filed 10/27/99)
(h) None
(i) Not applicable to this filing
(j) Previously filed (see Post-Effective Amendment No. 68 Filed 10/27/99)
(k) None
(l) None
(m) Form of Plan of Distribution relating to Class B Shares
(n) Form of Multiple Class Plan
(o) None
(p) Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself if not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

  The Articles of Incorporation state:

  The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws;
(b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with law.

  The By-Laws of the Corporation state:

  Section 5.01. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, may be indemnified by the Corporation against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding in the manner and on the terms provided by, and to the fullest extent authorized by, applicable state law, and shall be indemnified by the Corporation against such expenses, judgments, fines, and amounts in the manner and to the fullest extent required by applicable state law. However, no indemnification may be made under this section in the absence of a judicial or administrative determination absolving the prospective indemnitee of liability to the Corporation or its security holders unless, based upon a review of all material facts, (1) a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the proceeding, or (2) independent legal counsel in a written opinion, concludes that such person was not guilty of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties initiated in the conduct of his office.

  Section 5.02. No expenses incurred by a director, officer, employee, or agent of the Corporation in defending a civil or criminal action, suit, or proceeding to which he is a party may be paid or reimbursed by the Corporation in advance of the final disposition of such action, suit, or proceeding unless:

 (1) One of the following determines, on the basis of the facts then known to it, that there is reason to believe that indemnification would be permissible:

 (a) a majority of a quorum of disinterested non-party directors, or, if such a quorum cannot be obtained, a majority of a committee of two or more disinterested non-party directors duly designated to act in the matter by a majority vote of the full board;

 (b) special legal counsel selected by such a committee or such a quorum of disinterested non-party directors; or

 (c)  the stockholders; and

ITEM 25. INDEMNIFICATION (CONTINUED)

 (2) the Corporation receives the following from the prospective recipient of the advance:

 (a) a written affirmation of his good faith belief that he met the standard of conduct necessary for indemnification; and

 (b) an undertaking to repay the advance if it is ultimately determined that he is not entitled to indemnification under this Article.

  Section 5.03. The Corporation is authorized to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under the provisions of this Article. Anything in this Article V to the contrary notwithstanding, however, the Corporation shall not pay for insurance which protects any director or officer against liabilities arising from action involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; provided, that any such insurance may cover any of such categories if it provides only for payment to the Corporation and/or third parties of any damages caused by a director or officer, and also provides that the insurance company would be subrogated to the rights of the Corporation to recover from the director or officer.

  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                      (2)                (3)



       NAME AND PRINCIPAL                   POSITIONS AND OFFICES            POSITIONS AND OFFICES

          BUSINESS ADDRESS                    WITH UNDERWRITER                 WITH REGISTRANT



       David L. Abzug                       Regional Vice President          None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                         Vice President                   None

       #61 Point West Circle

       Little Rock, AR 72211



       Robert B. Aprison                    Vice President                   None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                   Vice President                   None



       Steven L. Barnes                     Senior Vice President            None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                        Assistant Vice President         None



       Michelle A. Bergeron                 Senior Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                  Regional Vice President          None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                      Senior Vice President            None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                    Vice President                   None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                        Senior Vice President            None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                    Senior Vice President            None

       2320 North Austin Avenue

       Georgetown, TX  78626



       Alan Brown                           Regional Vice President          None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                       Vice President                   None



       Brian C. Casey                       Regional Vice President          None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                    Senior Vice President            None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                Senior Vice President            None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                     Vice President                   None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                  Director                         None



L      Kevin G. Clifford                    Director, President and Co-Chief    None

                                            Executive Officer



       Ruth M. Collier                      Senior Vice President            None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                      Assistant Vice President         None



H      Carlo Cordasco                       Assistant Vice President         None



       Thomas E. Cournoyer                  Vice President                   None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                 Senior Vice President            None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                      Vice President                   None



       Daniel J. Delianedis                 Regional Vice President          None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. Dilella                   Vice President                   None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                      Senior Vice President            None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                        Senior Vice President            None

       633 Menlo Avenue, Suite 210

       Menlo Park, CA  94025



       Peter J. Doran                       Director, Senior Vice            None
                                            President

       Suite 216W

       100 Merrick Road

       Rockville Centre, NY 11570



L      Michael J. Downer                    Secretary                        None



       Robert W. Durbin                     Vice President                   None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                     Senior Vice President            None



L      Paul H. Fieberg                      Senior Vice President            None



       John Fodor                            Vice President                  None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                      Regional Vice President          None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                     Senior Vice President            None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                  Vice President                   None



       Jeffrey J. Greiner                   Vice President                   None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                   Director                         None



B      Mariellen Hamann                     Assistant Vice President         None



       David E. Harper                      Senior Vice President            None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                      Assistant Vice President         None



       Ronald R. Hulsey                     Vice President                   None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                      Regional Vice President          None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                  Director                         None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                     Vice President                   None

       Arthur J. Levine                     Senior Vice President            None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                        Assistant Vice President         None



       T. Blake Liberty                     Regional Vice President          None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                         Regional Vice President          None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                       Assistant Vice President         None



L      Susan G. Lindgren                    Vice President -                 None
                                            Institutional

                                            Investment Services

LW     Robert W. Lovelace                   Director                         None



       Stephen A. Malbasa                   Vice President                   None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                     Senior Vice President            None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                    Director, Senior Vice            None
                                            President



L      E. Lee McClennahan                   Senior Vice President            None



S      John V. McLaughlin                   Senior Vice President            None



       Terry W. McNabb                      Vice President                   None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat                   Vice President -                 None
                                            Institutional

                                            Investment Services



       David R. Murray                      Vice President                   None

       60 Briant Drive

       Sudbury, MA  01776



       Stephen S. Nelson                    Vice President                   None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe                       Regional Vice President          None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                       Vice President                   None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                        Vice President                   None

       62 Park Drive

       Glenview, IL  60025



       Gary A. Peace                        Regional Vice President          None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                      Regional Vice President          None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       Fredric Phillips                     Senior Vice President            None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                  Assistant Vice President         None



       Carl S. Platou                       Vice President                   None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                         Senior Vice President            None



S      Richard P. Prior                     Vice President                   None



       Steven J. Reitman                    Senior Vice President            None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                     Vice President                   None

       P.O. Box 472245

       Charlotte, NC  28247



       George S. Ross                       Senior Vice President            None

       55 Madison Avenue

       Morristown, NJ  07960



L      Julie D. Roth                        Vice President                   None



L      James F. Rothenberg                  Director                         None



       Douglas F. Rowe                      Vice President                   None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                 Regional Vice President          None

       9417 Beverlywood Street

       Los Angeles, CA  90034

       Dean B. Rydquist                     Senior Vice President            None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                    Senior Vice President            None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                  Vice President                   None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                  Director                         None



       David W. Short                       Chairman of the Board and        None

       1000 RIDC Plaza, Suite 212           Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                     Senior Vice President            None

       912 Castlehill Lane

       Devon, PA 19333



L      John C. Smith                        Assistant Vice President -       None

                                            Institutional Investment
                                            Services



       Rodney G. Smith                      Vice President                   None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie Snyder-Senft                 Assistant Vice President         None



       Anthony L. Soave                     Regional Vice President          None

       8831 Morning Mist Drive

       Clarkston, MI 48348



       Theresa Souiller                     Assistant Vice President         None

       2652 Excaliber Court

       Virginia Beach, VA 23454



       Nicholas D. Spadaccini               Regional Vice President          None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                 Assistant Vice President         None

       Daniel S. Spradling                  Senior Vice President            None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                        Director                         None



B      Max D. Stites                        Vice President                   None



       Thomas A. Stout                      Regional Vice President          None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                    Vice President                   None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                 Senior Vice President            None

       31641 Saddletree Drive

       Westlake Village, CA  91361



L      Drew W. Taylor                       Assistant Vice President         None



S      James P. Toomey                      Vice President                   None



I      Christopher E. Trede                 Vice President                   None



       George F. Truesdail                  Vice President                   None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                 Vice President                   None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                       Regional Vice President          None

       7 Gladstone Lane

       Laguna Niguel, CA 92677



       Thomas E. Warren                     Regional Vice President          None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                        Senior Vice President,           None

                                            Treasurer and Controller

       Gregory J. Weimer                    Vice President                   None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                     Director                         None



       George Wenzel                        Regional Vice President          None

       3406 Shakespeare Drive

       Troy, MI 48084



H      J. D. Wiedmaier                      Assistant Vice President         None



       Timothy J. Wilson                    Vice President                   None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                    Vice President                   None



H      Marshall D. Wingo                    Director, Senior Vice            None
                                            President



L      Robert L. Winston                    Director, Senior Vice            None
                                            President



       William R. Yost                      Vice President                   None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                       Regional Vice President          None

       1616 Vermont

       Houston, TX  77006



       Scott D. Zambon                      Regional Vice President          None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

  Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

  None

ITEM 30. UNDERTAKINGS

  n/a


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 4th day of January, 2000.

      THE GROWTH FUND OF AMERICA, INC.
      By  /s/   James F. Rothenberg
                James F. Rothenberg, Chairman of the Board

 Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on January 4, 2000, by the following persons in the capacities indicated.

         Signature                           Title



(1)      Principal Executive Officer:        President and Director
         /s/  James E. Drasdo
         (James E. Drasdo)
(2)      Principal Financial Officer         Treasurer
         and Principal Accounting
         Officer:
         /s/ Sheryl F. Johnson
         (Sheryl F. Johnson)
(3)      Directors:
         Guilford C. Babcock*                Director
          /s/ James E. Drasdo                President and Director
         James E. Drasdo
         Robert A. Fox*                      Director
         Roberta L. Hazard*                  Director
         Leonade D. Jones*                   Director
         John G. McDonald*                   Director
         Gail L. Neale*                      Director
         James W. Ratzlaff*                  Director
         Henry E. Riggs*                     Director
          /s/ James R. Rothenberg            Chairman of the Board
         Patricia K. Woolf*                  Director


*By /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact